UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22608

                Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                           Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.4%
U.S. Treasury Note 2.250%, 8/15/27	$775		$734

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $734)			734

MUNICIPAL BONDS—0.9%

California—0.5%
State of California Build America Bond Taxable 7.500%, 4/1/34	570		814

Illinois—0.4%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700		733

TOTAL MUNICIPAL BONDS (Identified Cost $1,484)			1,547

FOREIGN GOVERNMENT SECURITIES—26.1%

Argentine Republic
5.625%, 1/26/22	520		530
7.500%, 4/22/26	1,895		2,024
6.875%, 1/26/27	545		554
5.875%, 1/11/28	395		369
Series NY, 8.280%, 12/31/33	1,269		1,388
7.125%, 7/6/36	780		757
7.625%, 4/22/46	590		585
6.875%, 1/11/48	390		357
Bermuda RegS 4.854%, 2/6/24(4)	700		737
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(4)(11)	1,380		376
Dominican Republic
144A, 6.875%, 1/29/26(3)	155		174
144A, 6.850%, 1/27/45(3)	800		870
Federative Republic of Brazil
12.500%, 1/5/22	2,185	BRL	756
Notas de Tesouro National F Series, 10.000%, 1/1/23	2,560	BRL	829
Notas de Tesouro National F Series, 10.000%, 1/1/25	1,960	BRL	631
Notas de Tesouro National F Series, 10.000%, 1/1/25	940	BRL	303
10.250%, 1/10/28	2,325	BRL	765
5.625%, 1/7/41	725		700

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—(continued)
Islamic Republic of Pakistan
144A, 8.250%, 4/15/24(3)	$600		$647
144A, 6.875%, 12/5/27(3)	950		936
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	795		785
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,085		1,077
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800		866
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(3)	730		813
144A, 7.875%, 6/15/27(3)	1,165		1,214
Republic of Armenia 144A 7.150%, 3/26/25(3)	700		773
Republic of Chile 5.500%, 8/5/20	547,000	CLP	960
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	998,500	COP	365
4.375%, 3/21/23	1,588,000	COP	519
3.875%, 4/25/27	805		784
9.850%, 6/28/27	1,741,000	COP	756
Republic of Costa Rica
RegS, 7.000%, 4/4/44(4)	1,000		1,038
144A, 7.000%, 4/4/44(3)	800		830
Republic of Ecuador 144A 8.875%, 10/23/27(3)	870		918
Republic of Ghana 144A 10.750%, 10/14/30(3)	655		878
Republic of Indonesia
Series FR63, 5.625%, 5/15/23	7,482,000	IDR	533
Series FR70, 8.375%, 3/15/24	15,417,000	IDR	1,233
Series FR56, 8.375%, 9/15/26	5,996,000	IDR	482
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	260		284
Republic of South Africa
7.750%, 2/28/23	10,000	ZAR	857
4.875%, 4/14/26	370		371
4.300%, 10/12/28	1,885		1,773
Republic of Turkey
6.250%, 9/26/22	340		363
7.375%, 2/5/25	420		471
4.875%, 10/9/26	2,185		2,087
4.875%, 4/16/43	935		766
Republic of Uruguay 5.100%, 6/18/50	500		519
Russian Federation
144A, 7.850%, 3/10/18(3)	55,000	RUB	976
Series 6216, 6.700%, 5/15/19	78,125	RUB	1,392
Series 6215, 7.000%, 8/16/23	38,770	RUB	703
Sultanate of Oman
144A, 5.375%, 3/8/27(3)	1,240		1,230
144A, 5.625%, 1/17/28(3)	760		756

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—(continued)
Ukraine
144A, 7.750%, 9/1/23(3)	$785		$822
144A, 7.750%, 9/1/26(3)	1,335		1,371
United Mexican States
Series M, 6.500%, 6/9/22	9,038	MXN	461
4.150%, 3/28/27	520		519
4.750%, 3/8/44	506		487

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $46,588)			45,320

MORTGAGE-BACKED SECURITIES—9.5%

Agency—2.4%
FNMA
3.500%, 12/1/45	1,043		1,043
3.500%, 12/1/45	467		468
3.500%, 4/1/47(15)	1,644		1,643
4.000%, 4/1/47	443		454
4.000%, 9/1/47	489		502

			4,110

Non-Agency—7.1%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(3)	770		808
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (1 month LIBOR minus 5.850%) 4.162%, 6/25/33(2)	794		790
AMSR Trust 2016-SFR1, D 144A , (1 month LIBOR + 2.400%) 3.990%, 11/17/33(2)(3)	665		672
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	540		557
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	130		137
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	385		397
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	425		432
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(2)	926		941
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A 2.930%, 2/25/48(2)(3)	514		514
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	163		153
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	525		525

	PAR VALUE	VALUE
Non-Agency—(continued)
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	$316	$319
Home Equity Loan Trust 2007-HSA3, AI4 6.110%, 6/25/37(2)	663	665
JPMorgan Chase Mortgage Trust
2014-5, B2 144A, 3.000%, 10/25/29(2)(3)	245	232
2017-5, A1 144A, 3.190%, 10/26/48(2)(3)	620	617
New Residential Mortgage Loan Trust 2016-4A, B1A 144A 4.500%, 11/25/56(2)(3)	544	560
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	520	523
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(2)(3)	249	249
Towd Point Mortgage Trust
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	275	278
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	265	267
2017-6, A2 144A, 3.000%, 10/25/57(2)(3)	260	249
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	1,665	1,632
VSD 2017-PLT1, A 3.600%, 12/25/43	178	178
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	690	678

		12,373

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $16,573)		16,483

ASSET-BACKED SECURITIES—7.8%

Automobiles—3.6%
Carnow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	640	650
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	790	786
Exeter Automobile Receivables Trust 2014-3A, D 144A 5.690%, 4/15/21(3)	790	812
Flagship Credit Auto Trust 2016-3, D 144A 3.890%, 11/15/22(3)	785	783
GLS Auto Receivables Trust
2017-1A, C 144A, 3.500%, 7/15/22(3)	790	788
2018-1A, B 144A, 3.520%, 8/15/23(3)	760	755
Hertz Vehicle Financing II LP 2016-4A, A 144A 2.650%, 7/25/22(3)	790	772
Santander Drive Auto Receivables Trust 2017-2, D 3.490%, 7/17/23	790	795

		6,141

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Other—4.2%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	$744	$733
CKE Restaurant Holdings, Inc. 2013-1A, A2 144A 4.474%, 3/20/43(3)	908	913
Conn’s Receivables Funding LLC 2017-B, B 144A 4.520%, 11/15/20(3)	655	661
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	658	654
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	548	537
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	564	561
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	739	720
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	605	605
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	645	646
Wendy’s Funding LLC
2015-1A, A2II 144A, 4.080%, 6/15/45(3)	767	776
2018-1A, A2I 144A, 3.573%, 3/15/48(3)	525	515

		7,321

TOTAL ASSET-BACKED SECURITIES (Identified Cost $13,478)		13,462

CORPORATE BONDS AND NOTES—76.7%
Consumer Discretionary—6.9%

Beazer Homes USA, Inc.
6.750%, 3/15/25	240	242
5.875%, 10/15/27	450	428
Cablevision Systems Corp. 5.875%, 9/15/22	75	75
Charter Communications Operating LLC 4.908%, 7/23/25	655	675
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	405	404
Discovery Communications LLC 3.950%, 3/20/28	775	744
DISH DBS Corp. 7.750%, 7/1/26	410	404
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	185	190
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	555	592
Grupo Televisa SAB 4.625%, 1/30/26	525	536

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
7.250%, 5/14/43	8,000	MXN	$313
iHeartCommunications, Inc. 9.000%, 12/15/19	315		251
L Brands, Inc. 6.875%, 11/1/35	448		447
Lennar Corp.
144A, 5.000%, 6/15/27(3)	420		419
144A, 4.750%, 11/29/27(3)	785		759
M/I Homes, Inc. 5.625%, 8/1/25	545		548
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	525		508
MDC Holdings, Inc. 5.500%, 1/15/24	680		708
Meredith Corp. 144A 6.875%, 2/1/26(3)	385		397
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(3)	430		260
PetSmart, Inc. 144A 8.875%, 6/1/25(3)	350		223
QVC, Inc. 5.125%, 7/2/22	690		714
Scientific Games International, Inc. 144A 5.000%, 10/15/25(3)	395		391
SFR Group S.A. 144A 7.375%, 5/1/26(3)	490		473
TRI Pointe Group, Inc. 5.875%, 6/15/24	640		661
Vista Outdoor, Inc. 5.875%, 10/1/23	655		648

			12,010

Consumer Staples—2.0%
BAT Capital Corp. 144A 3.557%, 8/15/27(3)	535		511
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	310		326
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	725		720
MARB BondCo plc 144A 7.000%, 3/15/24(3)	795		782
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	220		222
Safeway, Inc. 7.250%, 2/1/31	655		547
Tops Holding LLC 144A 8.000%, 6/15/22(3)	575		302

			3,410

Energy—21.8%
Afren plc
144A, 10.250%, 4/8/19(3)(10)(14)	635		—(17)
144A, 6.625%, 12/9/20(3)(10)(14)	732		—(17)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	641		684
Alta Mesa Holdings LP 7.875%, 12/15/24	380		405
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	315		320
Anadarko Petroleum Corp. 6.600%, 3/15/46	390		486

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	$295	$302
Bristow Group, Inc. 144A 8.750%, 3/1/23(3)	140	142
Callon Petroleum Co. 6.125%, 10/1/24	610	622
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	605	677
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	670	642
Continental Resources, Inc. 4.500%, 4/15/23	260	263
Denbury Resources, Inc. 144A 9.250%, 3/31/22(3)	129	132
Ecopetrol S.A.
5.875%, 9/18/23	535	580
5.375%, 6/26/26	695	732
Encana Corp. 8.125%, 9/15/30	280	365
EP Energy LLC
144A, 9.375%, 5/1/24(3)	255	188
144A, 8.000%, 11/29/24(3)	440	453
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)(15)	1,299	1,401
FTS International, Inc. 6.250%, 5/1/22	620	620
Gazprom OAO 144A 4.950%, 2/6/28(3)(7)	1,300	1,330
Geopark Ltd. 144A 6.500%, 9/21/24(3)	795	799
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	405	418
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	1,015	1,023
Kinder Morgan, Inc. 7.750%, 1/15/32(15)	980	1,249
Lukoil International Finance BV
144A, 6.125%, 11/9/20(3)(7)	1,100	1,172
144A, 4.563%, 4/24/23(3)	400	409
Nabors Industries, Inc. 5.500%, 1/15/23	395	392
Oasis Petroleum, Inc. 6.875%, 1/15/23	635	649
Odebrecht Offshore Drilling Finance Ltd.
144A, 6.720%, 12/1/22(3)	340	327
PIK Interest Capitalization , 144A , 7.720%, 12/1/26(3)(12)	961	317
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%(3)(5)	154	4
Parker Drilling Co. 6.750%, 7/15/22	350	290
Pertamina Persero PT
144A, 6.000%, 5/3/42(3)(15)	1,200	1,293
144A, 5.625%, 5/20/43(3)	410	422

	PAR VALUE	VALUE
Energy—(continued)
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(3)	$395	$387
7.375%, 1/17/27	1,590	1,720
144A, 5.999%, 1/27/28(3)	414	408
6.750%, 1/27/41	1,800	1,739
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(11)	1,820	461
Petroleos Mexicanos
4.875%, 1/24/22	250	257
144A, 6.500%, 3/13/27(3)	1,390	1,484
144A, 6.500%, 3/13/27(3)	360	384
6.500%, 6/2/41	1,360	1,360
6.375%, 1/23/45	1,515	1,471
PTTEP Treasury Center Co., Ltd. 144A 4.875% (3)(5)	383	386
Range Resources Corp. 4.875%, 5/15/25	800	766
RSP Permian, Inc. 5.250%, 1/15/25	750	756
Sanchez Energy Corp. 144A 7.250%, 2/15/23(3)	140	142
SESI LLC 144A 7.750%, 9/15/24(3)	520	541
SM Energy Co. 5.625%, 6/1/25	270	256
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	655	726
State Oil Co. of The Azerbaijan Republic 6.950%, 3/18/30	780	859
Sunoco LP
144A, 5.500%, 2/15/26(3)	180	180
144A, 5.875%, 3/15/28(3)	155	156
Transocean, Inc.
144A, 9.000%, 7/15/23(3)	355	383
6.800%, 3/15/38	215	173
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,350
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(3)	30	27
144A, 7.125%, 4/15/25(3)	151	135
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	530	511
Weatherford International Ltd. 9.875%, 2/15/24	215	213
YPF S.A.
144A, 8.500%, 3/23/21(3)	391	428
144A, 8.750%, 4/4/24(3)	125	140
144A, 6.950%, 7/21/27(3)	835	841

		37,748

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Financials—18.9%
Acrisure LLC 144A 7.000%, 11/15/25(3)	$770		$753
Africa Finance Corp. 144A 4.375%, 4/29/20(3)	800		808
Allstate Corp. (The) 5.750%, 8/15/53(6)(15)	1,446		1,544
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	785		788
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)(15)	830		797
Australia & New Zealand Banking Group Ltd.
144A 4.400%, 5/19/26(3)	755		761
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A, 6.500%, 3/10/21(3)(15)	900		958
144A, 5.125%, 1/18/33(3)	900		876
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	760		807
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)	1,225		1,309
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	1,335		1,256
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	1,260		1,389
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510		516
Banco Santander Chile 144A 3.875%, 9/20/22(3)(15)	900		911
Bancolombia S.A. 5.125%, 9/11/22	1,220		1,268
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	780		811
Bank of Montreal 3.803%, 12/15/32	139		133
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	310,000	CLP	540
Brighthouse Financial, Inc. 144A 3.700%, 6/22/27(3)	660		617
Compass Bank 3.875%, 4/10/25	945		923
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	845		836
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(15)	925		943
FS Investment Corp. 4.750%, 5/15/22	225		227
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	755		805
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	1,207		1,232
Huntington Bancshares, Inc. 5.700% (5)	735		740
ICAHN Enterprises LP 6.375%, 12/15/25	790		793
ING Groep N.V. 6.000% (5)(6)	815		839
Jefferies Group LLC 4.850%, 1/15/27	180		186

	PAR VALUE	VALUE
Financials—(continued)
Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(3)	$2,005	$2,004
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	985	1,014
OM Asset Management plc 4.800%, 7/27/26(15)	675	678
Santander Holdings USA, Inc. 144A 4.400%, 7/13/27(3)	660	659
Sberbank of Russia 144A 5.500%, 2/26/24(3)(7)	650	659
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	600	596
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(15)	640	628
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	435	437
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	855	847
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	870	927

		32,815

Health Care—2.6%
Avantor, Inc. 144A 6.000%, 10/1/24(3)	305	305
Community Health Systems, Inc. 6.250%, 3/31/23	100	91
Concordia International Corp. 144A 9.000%, 4/1/22(3)	160	147
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	265	257
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(12)	370	370
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(3)(12)	75	76
Surgery Center Holdings, Inc.
144A, 8.875%, 4/15/21(3)	495	514
144A, 6.750%, 7/1/25(3)	95	89
Tenet Healthcare Corp.
8.125%, 4/1/22	145	153
144A, 5.125%, 5/1/25(3)	210	204
144A, 7.000%, 8/1/25(3)	710	708
Teva Pharmaceutical Finance III BV 3.150%, 10/1/26	405	330
Valeant Pharmaceuticals International, Inc.
144A, 6.500%, 3/15/22(3)	55	57
144A, 5.875%, 5/15/23(3)	440	391
144A, 7.000%, 3/15/24(3)	65	69
144A, 5.500%, 11/1/25(3)	640	633

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
144A, 9.000%, 12/15/25(3)	$100	$100

		4,494

Industrials—4.9%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	1,810	1,887
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	685	687
DP World Ltd. 144A 6.850%, 7/2/37(3)(15)	1,000	1,221
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	1,075	1,102
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	785	824
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	45	49
Pitney Bowes, Inc. 4.125%, 5/15/22	757	711
SCF Capital Designated Activity Co. 144A 5.375%, 6/16/23(3)	430	437
Standard Industries, Inc.
144A, 5.500%, 2/15/23(3)	190	195
144A, 6.000%, 10/15/25(3)	410	433
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	982

		8,528

Information Technology—2.9%
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	436	395
Citrix Systems, Inc. 4.500%, 12/1/27(15)	630	625
Dell International LLC
144A, 5.450%, 6/15/23(3)	135	143
144A, 8.100%, 7/15/36(3)	255	311
Jabil, Inc. 3.950%, 1/12/28	655	629
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	350	365
Radiate Holdco LLC
144A, 6.875%, 2/15/23(3)	90	90
144A, 6.625%, 2/15/25(3)	765	732
VeriSign, Inc. 4.750%, 7/15/27	625	609
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	660	645
VMware, Inc. 3.900%, 8/21/27	627	596

		5,140

Materials—9.7%
AK Steel Corp. 7.500%, 7/15/23	340	363
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,000	1,040
Anglo American Capital plc 144A 4.000%, 9/11/27(3)(15)	970	940
ARD Securities Finance S.a.r.l. PIK Interest Capitalization, 144A 8.750%, 1/31/23(3)(12)	650	676

	PAR VALUE		VALUE
Materials—(continued)
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(6)	$635		$721
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	790		785
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	1,085		1,066
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	510		563
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	840		897
Hexion Inc. 6.625%, 4/15/20	400		372
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000		1,023
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	715		708
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	895		924
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	295		291
144A, 5.000%, 5/1/25(3)	610		605
OCP SA 144A 5.625%, 4/25/24(3)	1,500		1,579
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	910		899
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(3)(7)	1,100		1,191
Teck Resources Ltd. 144A 8.500%, 6/1/24(3)	165		184
Vale Overseas Ltd. 6.250%, 8/10/26	400		451
Vedanta Resources plc 144A 6.125%, 8/9/24(3)	815		820
Yamana Gold, Inc. 144A 4.625%, 12/15/27(3)	680		667

			16,765

Real Estate—2.2%
EPR Properties
4.750%, 12/15/26	260		261
4.500%, 6/1/27	395		389
Hospitality Properties Trust 4.500%, 3/15/25	745		755
MPT Operating Partnership LP
5.500%, 5/1/24	145		148
5.000%, 10/15/27	295		288
Physicians Realty LP 4.300%, 3/15/27	655		651
Select Income REIT 4.500%, 2/1/25	690		678
Uniti Group, Inc. 144A 7.125%, 12/15/24(3)	770		690

			3,860

Telecommunication Services—3.4%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(3)	590		519
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	8,000	MXN	390
Axtel SAB de C.V. 144A 6.375%, 11/14/24(3)	800		815

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	$720	$673
Frontier Communications Corp.
6.250%, 9/15/21	330	282
10.500%, 9/15/22	545	465
GTH Finance BV 144A 7.250%, 4/26/23(3)	600	656
Qwest Corp. 7.250%, 9/15/25	345	371
Sprint Corp. 7.625%, 3/1/26	215	214
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	1,000	963
West Corp. 144A 8.500%, 10/15/25(3)	170	165
Windstream Services LLC 144A 8.625%, 10/31/25(3)	350	327

		5,840

Utilities—1.4%
AmeriGas Partners LP 5.500%, 5/20/25	295	293
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	210
Ferrellgas Partners LP
8.625%, 6/15/20	125	114
6.750%, 6/15/23	645	587
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(3)	620	635
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	550	532

		2,371

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $134,930)		132,981

LOAN AGREEMENTS(2)—13.5%

Consumer Discretionary—2.4%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 5.022%, 7/23/21	344	338
Second Lien, (3 month LIBOR + 6.500%) 8.267%, 7/25/22	405	390
Bass Pro Group LLC , (1 month LIBOR + 5.000%) 6.648%, 9/25/24	394	392
Gateway Casinos & Entertainment Ltd. Tranche B-1 , (3 month LIBOR + 3.750%) 5.443%, 2/22/23	114	115
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.650%, 9/29/24	449	454

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Hoya Midco LLC First Lien , (1 month LIBOR + 4.000%) 5.648%, 6/30/24	$184	$184
Laureate Education, Inc. 2024 , (1 month LIBOR + 3.500%) 5.148%, 4/26/24	404	407
Meredith Corp. , (2 month LIBOR + 3.000%) 0.000%, 1/31/25(8)	340	342
Neiman Marcus Group Ltd. , (1 month LIBOR + 3.250%) 4.830%, 10/25/20	469	397
Playa Resorts Holding B.V. , (3 month LIBOR + 3.250%) 4.945%, 4/29/24	419	421
Scientific Games International, Inc. Tranche B-5 , (3 month LIBOR + 2.750%) 4.449%, 8/14/24	20	20
Seminole Tribe of Florida Tranche B , (1 month LIBOR + 2.000%) 3.648%, 7/8/24	414	415
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 4.900%, 8/18/23	343	345

		4,220

Consumer Staples—1.3%
Albertson’s LLC 2017-1, Tranche B-5 , (3 month LIBOR + 3.000%) 4.675%, 12/21/22	511	504
BJ’s Wholesale Club, Inc. Second Lien , (1 month LIBOR + 7.500%) 9.080%, 2/3/25	340	341
Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.148%, 10/10/23	259	261
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.100%, 10/30/22	174	173
Milk Specialties Co. , (3 month LIBOR + 4.000%) 5.693%, 8/16/23	324	324
Parfums Holdings Co., Inc. First Lien , (3 month LIBOR + 4.750%) 6.443%, 6/30/24	274	277
TKC Holdings, Inc. First Lien , (3 month LIBOR + 4.250%) 5.970%, 2/1/23	382	386

		2,266

Energy—0.9%
California Resources Corp. , (1 month LIBOR + 10.375%) 11.971%, 12/31/21	360	406
Chesapeake Energy Corp. Tranche A , (3 month LIBOR + 7.500%) 9.444%, 8/23/21	106	113
Contura Energy, Inc. , (1 month LIBOR + 5.000%) 6.650%, 3/18/24	252	250

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 5.850%, 9/27/24	$375	$377
Ultra Resources, Inc. , (1 month LIBOR + 3.000%) 4.588%, 4/12/24	350	348

		1,494

Financials—1.3%
Asurion LLC Tranche B-2, Second Lien , (1 month LIBOR + 6.000%) 7.648%, 8/4/25	819	839
Ditech Holding Corp. Tranche B , (1 month LIBOR + 6.000%) 7.648%, 6/30/22	458	452
FinCo I LLC , (1 month LIBOR + 2.750%) 4.398%, 12/27/22	150	151
Genworth Financial, Inc. , (3 month LIBOR + 4.500%) 0.000%, 2/28/23(8)	40	41
iStar, Inc. , (1 month LIBOR + 3.000%) 4.587%, 10/1/21	731	736

		2,219

Health Care—1.1%
21st Century Oncology, Inc. Tranche B , (3 month LIBOR + 6.125%) 7.855%, 1/16/23(11)	161	155
CHG Healthcare Services, Inc. 2017, First Lien , (3 month LIBOR + 3.000%) 4.713%, 6/7/23	372	376
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.650%, 12/1/23	87	87
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.148%, 2/15/23	175	176
MMM Holdings, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19	160	154
MPH Acquisition Holdings LLC , (3 month LIBOR + 3.000%) 4.693%, 6/7/23	165	165
MSO of Puerto Rico, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19	116	112
NVA Holdings, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.693%, 8/14/22	67	68
PharMerica Corp. Second Lien , (1 month LIBOR + 7.750%) 9.329%, 12/5/25	55	55
Quorum Health Corp. , (3 month LIBOR + 6.750%) 8.398%, 4/29/22	334	341
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 5.943%, 12/30/22	269	270

		1,959

	PAR VALUE	VALUE
Industrials—1.6%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 6.871%, 10/25/23	$369	$373
Accudyne Industries LLC , (1 month LIBOR + 3.250%) 4.898%, 8/18/24	75	75
Navistar, Inc. Tranche B , (1 month LIBOR + 3.500%) 5.080%, 11/6/24	490	491
PAE Holding Corp. First Lien , (1 month LIBOR + 5.500%) 7.148%, 10/20/22	231	232
Pro Mach Group, Inc. Tranche B , (3 month LIBOR + 3.000%) 0.000%, 3/7/25(8)	25	25
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 5.648%, 11/8/24	534	537
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.734%, 2/28/22	570	573
Transdigm, Inc. Tranche G , (3 month LIBOR + 2.500%) 4.096%, 8/22/24	274	275
Zodiac Pool Solutions LLC Tranche B-1, First Lien , (3 month LIBOR + 4.000%) 5.693%, 12/20/23	178	178

		2,759

Information Technology—1.4%
Applied Systems, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.693%, 9/19/25	70	72
Blackboard, Inc. Tranche B-4, First Lien , (3 month LIBOR + 5.000%) 6.734%, 6/30/21	146	141
Everi Payments, Inc. Tranche B , (1 month LIBOR + 3.500%) 5.148%, 5/9/24	184	185
Intralinks, Inc. First Lien , (3 month LIBOR + 4.000%) 5.700%, 11/14/24	235	235
Kronos, Inc. Second Lien , (3 month LIBOR + 8.250%) 10.023%, 11/1/24	166	170
NAB Holding LLC 2018 , (3 month LIBOR + 3.000%) 4.694%, 7/1/24	229	230
Presidio Holdings, Inc. Tranche B , (3 month LIBOR + 2.750%) 4.430%, 2/2/24	505	507
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.727%, 11/3/23	133	134
SS&C Technologies Holdings, Inc.
Tranche B-4, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(8)	131	132

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Tranche B-3, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(8)	$364	$366
Veritas US, Inc. Tranche B , (3 month LIBOR + 4.500%) 6.193%, 1/27/23	263	261

		2,433

Materials—1.0%
Anchor Glass Container Corp. Second Lien , (1 month LIBOR + 7.750%) 9.331%, 12/7/24	173	174
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 6.358%, 8/17/22	845	652
Graftech International Ltd. , (3 month LIBOR + 3.500%) 5.081%, 2/12/25	145	145
IPS Acquisition LLC First Lien , (1 month LIBOR + 3.250%) 4.898%, 11/7/24	50	50
KMG Chemicals, Inc. , (1 month LIBOR + 2.750%) 4.398%, 6/15/24	71	72
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 3.500%) 5.200%, 2/14/24	149	151
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 4.250%) 5.898%, 8/25/23	452	455
W. R. Grace & Co.
Tranche B-1, (3 month LIBOR + 1.750%) 0.000%, 2/21/25(8)	18	18
Tranche B-2, (3 month LIBOR + 1.750%) 0.000%, 2/21/25(8)	32	32

		1,749

Real Estate—0.1%
Capital Automotive LP Tranche B, Second Lien , (1 month LIBOR + 6.000%) 7.650%, 3/24/25	266	270

Telecommunication Services—0.8%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.398%, 1/31/25	275	270
Digicel International Finance Ltd. Tranche B, First Lien , (3 month LIBOR + 3.250%) 5.520%, 5/27/24	80	80
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 6.148%, 11/1/24	535	541
Second Lien, (1 month LIBOR + 8.250%) 9.898%, 11/1/25	295	299

	PAR VALUE		VALUE
Telecommunication Services—(continued)
West Corp. Tranche B , (1 month LIBOR + 4.000%) 5.648%, 10/10/24	$125		$125

			1,315

Utilities—1.6%
APLP Holdings LP , (1 month LIBOR + 3.500%) 5.148%, 4/13/23	490		494
Dynegy, Inc. Tranche C-2 , (1 month LIBOR + 2.750%) 4.346%, 2/7/24	624		627
Energy Future Intermediate Holding Co., LLC , (weekly LIBOR + 3.000%) 4.473%, 6/30/18	475		475
NRG Energy, Inc. , (3 month LIBOR + 2.250%) 3.943%, 6/30/23	441		443
Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 5.648%, 4/15/24	327		327
Vistra Operations Co., LLC
(1 month LIBOR + 2.500%) 4.148%, 8/4/23	283		285
Tranche C, (1 month LIBOR + 2.500%) 4.148%, 8/4/23	51		51

			2,702

TOTAL LOAN AGREEMENTS (Identified Cost $23,291)			23,386

	SHARES
PREFERRED STOCKS—2.1%

Financials—1.4%
KeyCorp Series D, 5.000%	650	(9)	649
M&T Bank Corp. Series F, 5.125%	315	(9)	321
Zions Bancorp 6.950%	47,150		1,367

			2,337

Industrials—0.7%
General Electric Co. Series D, 5.000%(15)	1,248	(9)	1,234

TOTAL PREFERRED STOCKS (Identified Cost $3,317)			3,571

COMMON STOCKS—0.4%

Consumer Discretionary—0.3%
VICI Properties, Inc.(1)	23,210		454

Energy—0.1%
Frontera Energy Corp.(1)	3,851		128

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
Hercules Offshore, Inc.(1)(10)(13)	10,017	$—(1	7)
Sabine Oil & Gas LLC(1)(14)	457	21

		149

TOTAL COMMON STOCKS (Identified Cost $1,208)		603

WARRANTS—0.0%

Sabine Oil & Gas LLC(1)(14)	258	1
Sabine Oil & Gas LLC(1)(14)	1,450	9

TOTAL WARRANTS (Identified Cost $12)		10

TOTAL LONG TERM INVESTMENTS—137.4% (Identified Cost $241,615)		238,097(1	6)

SHORT-TERM INVESTMENTS—1.4%

PURCHASED OPTIONS—0.2%

(see Open Purchased Options Schedule)

TOTAL PURCHASED OPTIONS—0.2% (Premiums Paid $496)		327

Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.260%)(18)	2,131,270	2,131

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,627)		2,458

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—138.8% (Identified Cost $244,242)		240,555(1	6)

WRITTEN OPTIONS—(0.4)%

(see Open Written Options Schedule)

TOTAL WRITTEN OPTIONS —(0.4)% (Premiums Received $883)		(684)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—138.4% (Identified Cost $243,359)		239,871

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

($ reported in thousands)

VALUE
Other assets and liabilities, net—(38.4)%	$ (66,524)

NET ASSETS—100.0%	$ 173,347

Abbreviations:
FNMA	Federal National Mortgage Association (“Fannie Mae”)
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of February 28, 2018. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities amounted to a value of $124,315 or 71.7% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after February 28, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	100% of the income received was in cash.
(13)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(14)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.
(15)	All or a portion of the security is segregated as collateral for written options.
(16)	All or a portion of the portfolio is segregated as collateral for borrowings.
(17)	Amounts are less than $500 (not reported in 000s).
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

Country Weightings †
United States	47%
Mexico	6
Argentina	4
Russia	3
Netherlands	3
Colombia	3
Brazil	3
Other	31
Total	100%

† % of total investments net of written options as of February 28, 2018.

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

($ reported in thousands)

Open Purchased Options contracts as of February 28, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options
S&P 500® Index	96	$ 28,128	$ 2,930	3/2/2018	$ 1
S&P 500® Index	258	75,852	2,940	3/5/2018	0
S&P 500® Index	302	88,788	2,940	3/7/2018	5
S&P 500® Index	96	27,840	2,900	3/9/2018	2
S&P 500® Index	276	81,696	2,960	3/12/2018	—(2)
S&P 500® Index	373	110,035	2,950	3/14/2018	10
Put Options
S&P 500® Index	96	24,336	2,535	3/2/2018	3
S&P 500® Index	258	64,242	2,490	3/5/2018	12
S&P 500® Index	302	75,349	2,495	3/7/2018	29
S&P 500® Index	96	24,192	2,520	3/9/2018	18
S&P 500® Index	276	71,070	2,575	3/12/2018	105
S&P 500® Index	373	94,369	2,530	3/14/2018	142

Total Purchased Options					$ 327

Open Written Options contracts as of February 28, 2018, were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options
S&P 500® Index	96	$ 27,648	$ 2,880	3/2/2018	$ (1)
S&P 500® Index	258	73,917	2,865	3/5/2018	(3)
S&P 500® Index	302	86,372	2,860	3/7/2018	(9)
S&P 500® Index	96	27,360	2,850	3/9/2018	(4)
S&P 500® Index	276	79,764	2,890	3/12/2018	(9)
S&P 500® Index	373	107,611	2,885	3/14/2018	(16)
Put Options
S&P 500® Index	96	24,816	2,585	3/2/2018	(4)
S&P 500® Index	258	66,177	2,565	3/5/2018	(27)
S&P 500® Index	302	77,765	2,575	3/7/2018	(68)
S&P 500® Index	96	24,672	2,570	3/9/2018	(25)
S&P 500® Index	276	73,002	2,645	3/12/2018	(202)
S&P 500® Index	373	96,794	2,595	3/14/2018	(316)

Total Written Options					$ (684)

Footnote Legend:

(1) Strike price not reported in thousands.

(2) Amounts are less than $500.

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of February 28, 2018 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

	Total Value at February 28, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$13,462	$—	$13,462	$—
Corporate Bonds and Notes	132,981	—	132,977	4
Foreign Government Securities	45,320	—	45,320	—
Loan Agreements	23,386	—	23,386	—
Mortgage-Backed Securities	16,483	—	16,483	—
Municipal Bonds	1,547	—	1,547	—
U.S. Government Securities	734	—	734	—
Equity Securities:
Common Stocks	603	128	453	22
Preferred Stocks	3,571	1,367	2,204	—
Warrants	10	—	—	10
Purchased Options	327	285	42	—
Money Market Mutual Fund	2,131	2,131	—	—

Total Investments before Written Options	$240,555	$3,911	$236,608	$36

Written Options	$(684)	$(659)	$(25)	$—

Total Investments Net of Written Options	$239,871	$3,252	$236,583	$36

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at February 28, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 28, 2018.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value.” Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options.”

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations. The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money.”

NOTE 3 — ILLIQUID AND RESTRICTED SECURITIES

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at February 28, 2018, with an aggregate value of $297 representing 0.2% of the Fund’s net assets.

At February 28, 2018, the Fund did not hold any securities that were both illiquid and restricted.

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund, the Fund’s Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 4/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 4/25/2018

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer (principal financial officer)

Date 4/25/2018

* Print the name and title of each signing officer under his or her signature.